Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating
Taxes received		$ (717)	$ (477)	$ (611)
Financing
Issues of ordinary share capital		22	23	27
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit before tax	[1]	2,287	3,557	2,909
Adjustments for non-cash items:
Financial assets not past due or impaired due to renegotiation of terms		0	29
Prudential plc
Operating
Net cash inflow from operating activities before interest and tax		6,015	1,868	1,977
Interest paid		(500)	(537)	(527)
Taxes received		117	130	156
Equity dividends paid		(1,634)	(1,662)	(1,525)
Net cash inflow (outflow) before financing		3,998	(201)	81
Financing
Issues of ordinary share capital		22	23	27
Issue of debt		367	2,132	728
Redemption of debt		(863)	(1,381)	(968)
Transfer of debt to M&G plc prior to demerger of UK and Europe operations		(4,161)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(81)	(19)	(731)
Investment in subsidiary undertakings		118
Investment in subsidiary undertakings			(117)
Movement in net amount owed by subsidiary undertakings		626	(600)	985
Net cash flows from financing activities		(3,972)	38	41
Net cash inflow (outflow) for the year		26	(163)	122
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit before tax		12,110	1,255	1,439
Add back: interest charged		515	558	546
Adjustments for non-cash items:
Fair value adjustments on derivatives		77	(28)	(5)
Pension scheme		(21)	28	14
Non-cash dividends received		(2,960)
Revaluation of M&G plc on distribution		(3,649)
Foreign currency exchange and other movements		(8)	26	(35)
Decrease (increase) in debtors		2		8
Increase (decrease) in creditors		(51)	29	10
Net cash inflow from operating activities		$ 6,015	$ 1,868	$ 1,977

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.